Fair Values of Assets and Liabilities - Losses Recognized Related to Nonrecurring Fair Value Measurements of Individual Assets or Portfolios (Detail) (Fair Value, Measurements, Nonrecurring [Member], USD $)
In Millions, unless otherwise specified
12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Loans Receivable [Member]
Fair Value Assets Measured On Nonrecurring Basis Losses Recognized [Line Items]
Asset impairment charges	$ 108	$ 83	$ 68
Other Assets [Member]
Fair Value Assets Measured On Nonrecurring Basis Losses Recognized [Line Items]
Asset impairment charges	$ 70	$ 96	$ 160